REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and Board of Directors of Center Coast Brookfield MLP & Energy Infrastructure Fund
In planning and performing our audit of the financial statements of Center Coast Brookfield MLP & Energy Infrastructure Fund (the ?Fund?) as of September 30, 2019
and for the year ended September 30, 2019, in accordance
with the standards of the Public Company Accounting Oversight
 Board (United States) (PCAOB), we considered the Fund?s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing
our auditing procedures for the purpose of expressing our
 opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund?s internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates
 and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in
accordance with generally accepted accounting
principles. A fund's internal control over financial
 reporting includes those policies and procedures
that (1) pertain to the maintenance of records that,
 in reasonable detail, accurately and fairly reflect
the transactions and dispositions of the assets of
the fund; (2) provide reasonable assurance that
transactions are recorded as necessary to permit
preparation of financial statements in accordance
with generally accepted accounting principles, and
 that receipts and expenditures of the fund are
being made only in accordance with authorizations
of management and directors of the fund; and (3)
provide reasonable assurance regarding prevention
 or timely detection of unauthorized acquisition,
 use, or disposition of a fund's assets that could
 have a material effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent
or detect misstatements. Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions or
that the degree of compliance with the policies
or procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of
 a control does not allow management or employees,
 in the normal course of performing their assigned
 functions, to prevent or detect misstatements on
 a timely basis. A material weakness is a deficiency,
 or a combination of deficiencies, in internal
control over financial reporting, such that there
 is a reasonable possibility that a material
 misstatement of the fund's annual or interim
financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Fund's internal control
 over financial reporting was for the limited
purpose described in the first paragraph and
 would not necessarily disclose all deficiencies
 in internal control that might be material
weaknesses under standards established by the PCAOB.
 However, we noted no deficiencies in the Fund's
 internal control over financial reporting and its
 operation, including controls for safeguarding
securities, that we consider to be a material
weakness, as defined above, as of September 30,
 2019.
This report is intended solely for the
information and use of management and the Board
of Directors of the Fund and the Securities and
 Exchange Commission and is not intended to be
and should not be used by anyone other than
 these specified parties.
/s/ Deloitte & Touche LLP
Chicago, Illinois
November 25, 2019